SERIES A CONVERTIBLE PREFERRED STOCK (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
SERIES A CONVERTIBLE PREFERRED STOCK (Details) [Line Items]
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)	$ 0.001		$ 0.001	$ 0.001
Shares Issued, Price Per Share (in Dollars per share)	$ 4.00
Proceeds from Issuance of Private Placement (in Dollars)			$ 790,834
Debt Conversion, Converted Instrument, Amount (in Dollars)			378,700
Convertible Preferred Stock, Shares Issued upon Conversion			10
Convertible Preferred Stock, Terms of Conversion			determined by dividing $4.00 by the conversion price of $0.40
Conversion of Stock, Shares Converted			197,708.5
Conversion of Stock, Shares Issued			1,977,085
Preferred Stock, Shares Outstanding	0		0
Preferred Stock, Shares Issued	0		0
Various Related Parties [Member] | Series A Preferred Stock [Member]
SERIES A CONVERTIBLE PREFERRED STOCK (Details) [Line Items]
Debt Conversion, Converted Instrument, Amount (in Dollars)	0	378,700	378,700	0
Series A Preferred Stock [Member]
SERIES A CONVERTIBLE PREFERRED STOCK (Details) [Line Items]
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)			$ 0.001
Shares Issued, Price Per Share (in Dollars per share)			$ 4.00
Convertible Preferred Stock, Shares Issued upon Conversion			10
Convertible Preferred Stock, Terms of Conversion			determined by dividing $4.00 by the conversion price of $0.40
Conversion of Stock, Shares Converted			197,708.5
Preferred Stock, Shares Outstanding			0	0
Preferred Stock, Shares Issued			0	0
Proceeds from Issuance of Private Placement, Gross (in Dollars)			$ 790,834